Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	115,272.07
Total Transaction Valuation	834,700,000.00
Total Offset Amount	0.00
Net Fee	$ 115,272.07
Offering Table N/A
Offset Table N/A	N/A